Document and Entity Information	Jun. 05, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 05, 2024
Entity Registrant Name	Banzai International, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39826
Entity Tax Identification Number	85-3118980
Entity Address Address Line 1	435 Ericksen Ave
Entity Address Address Line 2	Suite 250
Entity Address City Or Town	Bainbridge Island
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98110
City Area Code	206
Local Phone Number	414-1777
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001826011
Class A Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	BNZI
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	BNZIW
Security Exchange Name	NASDAQ